Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Net sales	$ 18,249,535	$ 17,367,068	$ 18,957,175	$ 16,750,668	$ 20,273,277	$ 23,116,584	$ 26,887,689	$ 17,551,040	$ 71,324,446	$ 87,828,590	$ 64,092,848
UNITED STATES
Net sales									58,207,966	74,778,141	51,558,474
Non-US [Member]
Net sales									$ 13,116,480	$ 13,050,449	$ 12,534,374